Income Tax (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets and Liabilities:
Net operating loss carry forwards	$ 73,323	$ 154,423
Valuation allowance	(73,323)	(154,423)
Net deferred tax assets